Finance income and costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Interest income on financial instruments:
Finance income	£ 138	£ 50	£ 58
Interest expense on financial liabilities held at amortised cost:
Finance costs	(1,598)	(1,072)	(853)
Finance income and costs	(1,460)	(1,022)	(795)
Amount of accretion on inflation linked liabilities	483	241	46
Before exceptional items and remeasurements
Finance income
Net interest income on pensions and other post-retirement benefit obligations	85	0	0
Interest income on financial instruments:
Bank deposits and other financial assets	80	32	33
Dividends received on equities held at fair value through other comprehensive income (FVOCI)	1	3	2
Other income	0	30	0
Finance income	166	65	35
Finance costs
Net interest expense on pensions and other post-retirement benefit obligations	0	0	(51)
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts	(328)	(216)	(53)
Other borrowings	(1,330)	(961)	(741)
Interest on derivatives	(170)	(59)	(47)
Unwinding of discount on provisions	(88)	(73)	(77)
Other interest	(13)	11	(51)
Less: interest capitalised	249	152	120
Finance costs	£ (1,680)	£ (1,146)	£ (900)
Capitalisation rate of borrowing costs eligible for capitalisation	4.70%	3.20%	3.10%
Tax relief on capitalised interest	£ 30	£ 16	£ 11
Remeasurements
Interest income on financial instruments:
Net (losses)/gains on FVTPL financial assets	(28)	(15)	23
Interest expense on financial liabilities held at amortised cost:
Derivatives designated as hedges for hedge accounting	22	45	30
Derivatives not designated as hedges for hedge accounting	60	29	17
Finance income and costs	54	59	70
Net finance costs from continuing operations	£ (86)	£ 110	£ 73